Document and Entity Information	Nov. 17, 2016
Prospectus:
Document Type	497
Document Period End Date	Nov. 17, 2016
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Nov. 17, 2016
Document Effective Date	Nov. 17, 2016
Prospectus Date	Oct. 28, 2016
Bridge Builder International Equity Fund | Bridge Builder International Equity Fund
Prospectus:
Trading Symbol	BBIEX